Transactions with Related Parties - Vessels Charter Hire and Management Fees (Details) - USD ($)	1 Months Ended	4 Months Ended			5 Months Ended		8 Months Ended		10 Months Ended	11 Months Ended				12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Apr. 30, 2018	Apr. 30, 2016	Jun. 07, 2017	Jun. 05, 2015	Aug. 30, 2019	Dec. 31, 2017	Oct. 31, 2017	Nov. 30, 2018	Nov. 30, 2016	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Voyage expenses														$ 0	$ 0	$ 651,000
Other income														44,750,000	14,500,000	6,140,000
Proceeds from sale of business							$ 20,000,000							3,000,000	0	0
Navios Fantastiks | Charter hire agreement
Charter hire daily rate														12,500
Navios Gemini | Charter hire agreement
Charter hire daily rate														7,600
Navios Pollux | Charter hire agreement
Charter hire daily rate														11,400
Navios Sun, Navios Orbiter, Navios Soleil, Navios Alegria, Navios Harmony and Navios Hyperion | Charter hire agreement
Charter hire daily rate														$ 12,000
Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Minimum
Lease term														9 months
Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Maximum
Lease term														12 months
Navios Partners for the Navios Gemini, Navios Hyperion, Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun | Charter hire agreement
Profit sharing, Percentage allocation based on earnings														50.00%
Navios Fulvia | Charter hire agreement
Date of agreement														Nov. 30, 2016
Charter hire daily rate														$ 11,500
Duration of agreements											3 months
Navios Partners | Management agreement
Management fees							44,264,000								68,871,000	62,157,000
Other income							7,560,000								0	0
Navios Partners | Ultra-Handymax vessel
Daily management fee									$ 4,100					4,200
Navios Partners | Panamax vessel
Daily management fee									4,200					4,300
Navios Partners | Capesize vessel
Daily management fee									5,250					5,250
Navios Partners | Container vessel of 6,800 TEU
Daily management fee									6,700					6,700
Navios Partners | Container vessel more than 8,000 TEU
Daily management fee									7,400					7,400
Navios Partners | Container vessel more than 13,000 TEU
Daily management fee									$ 8,750					$ 8,750
Navios Acquisition | Management agreement
Termination date of the administrative services agreement														May 2020
Management fees							72,624,000								92,993,000	94,973,000
Other income														$ 8,190,000	0	0
Navios Acquisition | MR2 product tanker and chemical tanker vessel
Daily management fee			$ 6,350	$ 6,000										6,500
Navios Acquisition | LR1 product tanker vessel
Daily management fee			7,150	7,000										7,150
Navios Acquisition | VLCC vessel
Daily management fee			$ 9,500	$ 9,500										$ 9,500
Navios Europe I | Management agreement
Management fees							14,506,000								22,377,000	21,472,000
Duration of agreements													6 years
Navios Midstream | Management agreement
Termination date of the administrative services agreement														Dec. 31, 2018
Management fees															20,739,000	20,805,000
Duration of agreements												5 years
Navios Midstream | VLCC vessel | Management agreement
Daily management fee															9,500
Navios Europe II | Management agreement
Management fees							17,790,000								$ 22,186,000	$ 22,055,000
Duration of agreements						6 years
Navios Containers | Management agreement
Management fees							43,239,000	$ 16,702,000		$ 48,490,000
Duration of agreements					5 years
Other income							6,090,000
Navios Containers | Automatic extension of management agreement
Duration of agreements														5 years
Navios Containers | Container vessel up to 5,500 TEU | Management agreement
Daily management fee														$ 6,100
Navios Containers | Container vessel above 5,500 TEU and up to 8,000 TEU | Management agreement
Daily management fee														6,700
Navios Containers | Container vessel above 8,000 TEU and up to 10,000 TEU | Management agreement
Daily management fee														$ 7,400
NSM
Administrative services agreement term in years														5 years
NSM | Management agreement
Termination date of the administrative services agreement														Aug. 29, 2024
Management fees		$ 14,372,000
NSM | Management agreement | Chartered-in vessels
Daily management fee							30
NSM | Owned Vessels | Management agreement
Daily management fee							$ 3,700
NSM | Owned Vessels | Management agreement | After two years
Rate of annual increase in management fees							3.00%
Navios Containers
Management fees	$ 5,281,000